Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial
					$100 Investment
			Average		Based on:
			Summary	Average				Company -
	Summary		Compensation	Compensation		Peer Group		Selected
	Compensation	Compensation	Table Total	Actually Paid	Total	Total	Net	Measure:
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Adjusted EBITDA
Fiscal Year	for PEO(1)	to PEO(1)(2)(6)(7)	NEOs(1)	NEOs(1)(2)(6)	Return(3)	Return(3)	(in thousands)(4)	(in thousands)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,753,878	$3,962,890	$1,319,120	$1,444,508	$72	$97	$2,416	$111,237
2023	$2,938,899	$2,895,188	$630,057	$627,456	$56	$98	$32,606	$112,753
2022	$3,609,499	$3,564,829	$803,846	$803,846	$76	$100	$49,175	$111,083
2021	$4,001,319	$3,688,472	$943,330	$895,453	$112	$121	$54,385	$107,882
(1)

In all years shown, Mr. Jack C. Bendheim was our Principal Executive Officer (“PEO”). The names of the non-Principal Executive Officer NEOs of the Company (each, a “Non-PEO NEO”) reflected in these columns for each applicable fiscal year are as follows: for fiscal year 2024, Messrs. Glenn David (assumed the position of Chief Financial Officer in February 2024), Richard Johnson (served as our Interim Chief Financial Officer from September 2023 until Mr. David’s appointment), Damian Finio (served as our Chief Financial Officer from November 2020 until September 2023), Larry Miller, Rob Aukerman and Daniel M. Bendheim; for fiscal years 2023 and 2022, Messrs. Finio, Miller, Aukerman and Daniel M. Bendheim; for fiscal year 2021, Messrs. Johnson (retired from his position as Chief Financial Officer in November 2020), Finio, (assumed the role of Chief Financial Officer in November 2020), Miller, Thomas Dagger (retired from his position as Senior Vice President, General Counsel and Corporate Secretary in June 2023) and Daniel M. Bendheim.

(2)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the adjustments made to the pension benefit values were computed in accordance with U.S. GAAP.
(3)

Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on June 30, 2020 and ended on June 30, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer Group represents the S&P 500 Pharmaceuticals Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K, and assumes dividends, if any, were reinvested from the market close on June 30, 2020 through and including the end of the fiscal year for each year reported in the table.

(4)	Represents the amount of the net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(5)

We have selected Adjusted EBITDA, a non-GAAP measure, as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see our earnings release for the fourth quarter and full year ended June 30, 2024 furnished as Exhibit 99.1 to the Company’s Current Report on Form 8 K filed with the SEC on August 28, 2024

(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the 2024 Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	The tables below reflects certain adjustments to the ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs for each of the fiscal years presented. There were no actuarily determined service costs for services rendered by the PEO or Non-PEO NEOs during the covered fiscal year. No adjustments were required for the following categories: (i) the cost of benefits granted in an amendment or initiation during the covered fiscal year attributed to services rendered prior to the amendment or initiation, (ii) the change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end); (iii) the vesting date fair value of awards granted in the covered fiscal year that vested in that year; (iv) the change in the fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date); (v) the prior year-end fair value of awards granted in prior years that failed to vest in the covered fiscal year; and (vi) the dollar value of dividends, dividend equivalents or other earnings paid on stock & option awards in the covered fiscal year prior to vesting (not reflected in the fair value of such award or included in total compensation for that year).

	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year
PEO	2024	2023	2022	2021
Total Compensation Reported in the 2024 Summary Compensation Table	$4,753,878	$2,938,899	$3,609,499	$4,001,319
Less: the Change in Actuarial Present Value of Benefit Reported in the 2024 Summary Compensation Table	$(790,988)	$(43,711)	$(44,670)	$(312,847)
Total Adjustments	$(790,988)	$(43,711)	$(44,670)	$(312,847)

Compensation Actually Paid for the Covered Fiscal Year	$3,962,890	$2,895,188	$3,564,829	$3,688,472

	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year
Non-PEO NEOs	2024	2023	2022	2021
Total Compensation Reported in the 2024 Summary Compensation Table	$1,319,120	$630,057	$803,846	$943,330
Less: the Change in Actuarial Present Value of Benefit Reported in the 2024 Summary Compensation Table	$(54)	$(2,601)	$—	$(47,877)
Less: Grant Date Fair Value of Stock Awards Reported in the 2024 Summary Compensation Table	$(543,833)	$—	$—	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$669,275	$—	$—	$—
Total Adjustments	$125,388	$(2,601)	$—	$(47,877)

Compensation Actually Paid for the Covered Fiscal Year	$1,444,508	$627,456	$803,846	$895,453

(7)	Mr. Jack C. Bendheim elected to forgo his earned incentive award of $221,325 for the fiscal year ended June 30, 2023.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

In all years shown, Mr. Jack C. Bendheim was our Principal Executive Officer (“PEO”). The names of the non-Principal Executive Officer NEOs of the Company (each, a “Non-PEO NEO”) reflected in these columns for each applicable fiscal year are as follows: for fiscal year 2024, Messrs. Glenn David (assumed the position of Chief Financial Officer in February 2024), Richard Johnson (served as our Interim Chief Financial Officer from September 2023 until Mr. David’s appointment), Damian Finio (served as our Chief Financial Officer from November 2020 until September 2023), Larry Miller, Rob Aukerman and Daniel M. Bendheim; for fiscal years 2023 and 2022, Messrs. Finio, Miller, Aukerman and Daniel M. Bendheim; for fiscal year 2021, Messrs. Johnson (retired from his position as Chief Financial Officer in November 2020), Finio, (assumed the role of Chief Financial Officer in November 2020), Miller, Thomas Dagger (retired from his position as Senior Vice President, General Counsel and Corporate Secretary in June 2023) and Daniel M. Bendheim.

Peer Group Issuers, Footnote
(3)

Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on June 30, 2020 and ended on June 30, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Peer Group represents the S&P 500 Pharmaceuticals Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K, and assumes dividends, if any, were reinvested from the market close on June 30, 2020 through and including the end of the fiscal year for each year reported in the table.

PEO Total Compensation Amount	$ 4,753,878	$ 2,938,899	$ 3,609,499	$ 4,001,319
PEO Actually Paid Compensation Amount	$ 3,962,890	2,895,188	3,564,829	3,688,472
Adjustment To PEO Compensation, Footnote
(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the 2024 Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	The tables below reflects certain adjustments to the ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs for each of the fiscal years presented. There were no actuarily determined service costs for services rendered by the PEO or Non-PEO NEOs during the covered fiscal year. No adjustments were required for the following categories: (i) the cost of benefits granted in an amendment or initiation during the covered fiscal year attributed to services rendered prior to the amendment or initiation, (ii) the change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end); (iii) the vesting date fair value of awards granted in the covered fiscal year that vested in that year; (iv) the change in the fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date); (v) the prior year-end fair value of awards granted in prior years that failed to vest in the covered fiscal year; and (vi) the dollar value of dividends, dividend equivalents or other earnings paid on stock & option awards in the covered fiscal year prior to vesting (not reflected in the fair value of such award or included in total compensation for that year).

	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year
PEO	2024	2023	2022	2021
Total Compensation Reported in the 2024 Summary Compensation Table	$4,753,878	$2,938,899	$3,609,499	$4,001,319
Less: the Change in Actuarial Present Value of Benefit Reported in the 2024 Summary Compensation Table	$(790,988)	$(43,711)	$(44,670)	$(312,847)
Total Adjustments	$(790,988)	$(43,711)	$(44,670)	$(312,847)

Compensation Actually Paid for the Covered Fiscal Year	$3,962,890	$2,895,188	$3,564,829	$3,688,472

	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year
Non-PEO NEOs	2024	2023	2022	2021
Total Compensation Reported in the 2024 Summary Compensation Table	$1,319,120	$630,057	$803,846	$943,330
Less: the Change in Actuarial Present Value of Benefit Reported in the 2024 Summary Compensation Table	$(54)	$(2,601)	$—	$(47,877)
Less: Grant Date Fair Value of Stock Awards Reported in the 2024 Summary Compensation Table	$(543,833)	$—	$—	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$669,275	$—	$—	$—
Total Adjustments	$125,388	$(2,601)	$—	$(47,877)

Compensation Actually Paid for the Covered Fiscal Year	$1,444,508	$627,456	$803,846	$895,453

Non-PEO NEO Average Total Compensation Amount	$ 1,319,120	630,057	803,846	943,330
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,444,508	627,456	803,846	895,453
Adjustment to Non-PEO NEO Compensation Footnote
(6)

The values in this column reflect each of the following adjustments made to the total compensation amounts reported in the 2024 Summary Compensation Table for the applicable fiscal year, computed in accordance with Item 402(v) of Regulation S-K:

i.	The tables below reflects certain adjustments to the ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs for each of the fiscal years presented. There were no actuarily determined service costs for services rendered by the PEO or Non-PEO NEOs during the covered fiscal year. No adjustments were required for the following categories: (i) the cost of benefits granted in an amendment or initiation during the covered fiscal year attributed to services rendered prior to the amendment or initiation, (ii) the change in fair value of awards granted in prior years that are outstanding and unvested (from prior year-end to year-end); (iii) the vesting date fair value of awards granted in the covered fiscal year that vested in that year; (iv) the change in the fair value of awards granted in prior years that vested in the covered fiscal year (from prior year-end to vesting date); (v) the prior year-end fair value of awards granted in prior years that failed to vest in the covered fiscal year; and (vi) the dollar value of dividends, dividend equivalents or other earnings paid on stock & option awards in the covered fiscal year prior to vesting (not reflected in the fair value of such award or included in total compensation for that year).

	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year
PEO	2024	2023	2022	2021
Total Compensation Reported in the 2024 Summary Compensation Table	$4,753,878	$2,938,899	$3,609,499	$4,001,319
Less: the Change in Actuarial Present Value of Benefit Reported in the 2024 Summary Compensation Table	$(790,988)	$(43,711)	$(44,670)	$(312,847)
Total Adjustments	$(790,988)	$(43,711)	$(44,670)	$(312,847)

Compensation Actually Paid for the Covered Fiscal Year	$3,962,890	$2,895,188	$3,564,829	$3,688,472

	Fiscal	Fiscal	Fiscal	Fiscal
	Year	Year	Year	Year
Non-PEO NEOs	2024	2023	2022	2021
Total Compensation Reported in the 2024 Summary Compensation Table	$1,319,120	$630,057	$803,846	$943,330
Less: the Change in Actuarial Present Value of Benefit Reported in the 2024 Summary Compensation Table	$(54)	$(2,601)	$—	$(47,877)
Less: Grant Date Fair Value of Stock Awards Reported in the 2024 Summary Compensation Table	$(543,833)	$—	$—	$—
Plus, Year-End Fair Value of Awards Granted in the Covered Fiscal Year that are Outstanding and Unvested	$669,275	$—	$—	$—
Total Adjustments	$125,388	$(2,601)	$—	$(47,877)

Compensation Actually Paid for the Covered Fiscal Year	$1,444,508	$627,456	$803,846	$895,453

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to our PEO, and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs are generally aligned with the Company’s TSR over the four years presented in the table. While equity awards do not comprise a portion of ‘compensation actually paid’ to the PEO and are seldom awarded to the Non-PEO NEOs, non-equity incentive plan awards are awarded and paid in large part based on the financial performance of the Company.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs are generally aligned with the Company’s net income over the fiscal years 2021, 2022 and 2023 presented in the table. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with Net Sales, which the Company does use when setting goals for the Company’s short-term incentive compensation program. As described in more detail in the sections titled “Fiscal Year 2024 Named Executive Officer Compensation—Management Incentive Plan (MIP)” and “2024 Summary Compensation Table,” a substantial portion of the value of total compensation awarded to the NEOs is comprised of amounts determined under the Company’s non-equity incentive program. The decrease in net income for fiscal year 2024 was driven, in part, by increased acquisition-related costs and higher incentive-related employee costs, which we believe will be non-recurring. The amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs have been generally consistent over the periods presented historically. In addition, the Company has also established various other financial objectives and targets, including with respect to Net Sales, when setting goals for the Company’s short-term incentive compensation program that have affected the ‘compensation actually paid.’

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Adjusted EBITDA

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the Non-PEO NEOs are generally not aligned with the Company’s Adjusted EBITDA over the four years presented in the table. While Adjusted EBITDA has generally been inconsistent over the periods presented, as noted above, the Company has also established various other financial objectives and targets, including with respect to Adjusted EBITDA targets, when setting goals for the Company’s short-term incentive compensation program that have affected the ‘compensation actually paid.’ As described above, Adjusted EBITDA is defined as Earnings before Interest, Taxes, Depreciation and Amortization, adjusted for certain items including restructuring and acquisition related items, stock-based compensation costs and other unusual or non-operational items and is reflective of our operating performance. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to Company performance for fiscal year 2024.

Total Shareholder Return Vs Peer Group

Company TSR and Peer Group TSR

The graph below assumes an initial investment of $100 on June 30, 2020, in our common stock and the S&P 500 Pharmaceuticals Index, and assumes dividends, if any, were reinvested. As the graph shows, Phibro’s TSR is lower in all years reflected when compared to the TSR of the S&P 500 Pharmaceuticals Index. The companies in the S&P 500 Pharmaceuticals Index are not the same as those used for our compensation benchmarking. As demonstrated by the following graph, the Company’s TSR over the four years presented in the table declined approximately 28%, while the Company’s peer group TSR declined approximately 3% over the four years presented in the table.

Tabular List, Table

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to Company performance for fiscal year 2024. The performance measures included in this table are not ranked by relative importance.

Net Sales
Most Important Performance Measures
Adjusted EBITDA
Free Cash Flow
Net Sales

Total Shareholder Return Amount	$ 72	56	76	112
Peer Group Total Shareholder Return Amount	97	98	100	121
Net Income (Loss)	$ 2,416,000	$ 32,606,000	$ 49,175,000	$ 54,385,000
Company Selected Measure Amount	111,237,000	112,753,000	111,083,000	107,882,000
PEO Name	Mr. Jack C. Bendheim
Incentive award		$ 221,325
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)

We have selected Adjusted EBITDA, a non-GAAP measure, as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. For a reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure, please see our earnings release for the fourth quarter and full year ended June 30, 2024 furnished as Exhibit 99.1 to the Company’s Current Report on Form 8 K filed with the SEC on August 28, 2024

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (790,988)	(43,711)	$ (44,670)	$ (312,847)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,988)	(43,711)	$ (44,670)	(312,847)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,388	(2,601)		(47,877)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(543,833)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54)	$ (2,601)		$ (47,877)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 669,275